OTHER CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for doubtful accounts	$ 0.0	$ 0.0